Finance debts - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) € / EquityInstruments	Dec. 31, 2018 EUR (€)
Borrowings
Increase (decrease) in finance debts	€ (1,347)
Issuances net of repayments, finance debts	(1,540)
Currency translation differences on financial debts	249
Debts subjected to covenants	1,243	€ 1,337
Borrowings	24,518	25,865
Lease liabilities assumptions	668
Uncommitted borrowing facilities
Borrowings
Undrawn borrowing facilities	13,299	12,484
Committed borrowing facilities
Borrowings
Undrawn borrowing facilities	€ 4,667	€ 5,214
Minimum
Borrowings
Discount rates used to measure fair value of financial debt	(0.30%)	(0.20%)
Maximum
Borrowings
Discount rates used to measure fair value of financial debt	2.00%	2.90%
Ordinary Bonds
Borrowings
Borrowings	€ 18,779	€ 19,704
Proceeds from borrowings	1,635
Notional amount	18,635
Ordinary Bonds | Not later than 18 months
Borrowings
Borrowings	2,611
Euro Medium Term Notes
Borrowings
Borrowings	15,030
Maximum amount issuable	20,000
Notional amount	14,896
Other Bonds
Borrowings
Borrowings	3,749
Notional amount	3,739
Convertible Bonds
Borrowings
Borrowings	€ 393	€ 390
Bond conversion price | € / EquityInstruments	17.62
Bond premium with respect to share reference price at date of issuance	35.00%